OTHER INTANGIBLE ASSETS, NET - Other Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Carrying Amount	$ 24,954	$ 23,018
Accumulated Amortization	18,462	16,748
Net Book Value	6,492	6,270
Customers relationships & Other [Member]
Carrying Amount	8,734	8,734
Accumulated Amortization	7,798	7,484
Net Book Value	936	1,250
IP & Technology [Member]
Carrying Amount	7,019	7,019
Accumulated Amortization	4,524	3,959
Net Book Value	2,495	3,060
Right of use [Member]
Carrying Amount	1,200	0
Accumulated Amortization	318	0
Net Book Value	882	0
Capitalized software development costs [Member]
Carrying Amount	8,001	7,265
Accumulated Amortization	5,822	5,305
Net Book Value	$ 2,179	$ 1,960